Share-based plans - Stock Options Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2022 Options € / shares	Dec. 31, 2021 Options € / shares	Dec. 31, 2020 Options € / shares
Ranges of exercise prices
Outstanding number of options | Options	2,471,116	3,013,309	3,201,000
Outstanding options weighted average remaining contractual life	6 months 29 days	1 year 4 months 28 days
Outstanding options weighted average exercise price in Euro	€ 77.02	€ 72.44	€ 71.50
Exercisable number of options | Options	2,471,116	3,013,309
Exercisable options weighted average exercise price in Euro	€ 77.02	€ 72.44
45.01-50.00
Ranges of exercise prices
Outstanding number of options | Options		488,745
Outstanding options weighted average remaining contractual life		6 months 25 days
Outstanding options weighted average exercise price in Euro		€ 49.93
Exercisable number of options | Options		488,745
Exercisable options weighted average exercise price in Euro		€ 49.93
45.01-50.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	45.01	45.01
45.01-50.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	50.00	50.00
50.01-55.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	50.01	50.01
50.01-55.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	55.00	€ 55.00
55.01-60.00
Ranges of exercise prices
Outstanding number of options | Options		31,080
Outstanding options weighted average remaining contractual life		11 months 1 day
Outstanding options weighted average exercise price in Euro		€ 58.63
Exercisable number of options | Options		31,080
Exercisable options weighted average exercise price in Euro		€ 58.63
55.01-60.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	55.01	55.01
55.01-60.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	60.00	60.00
60.01-65.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	60.01	60.01
60.01-65.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	65.00	65.00
65.01-70.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	65.01	65.01
65.01-70.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	70.00	70.00
70.01-75.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	70.01	70.01
70.01-75.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 75.00	€ 75.00
75.01-80.00
Ranges of exercise prices
Outstanding number of options | Options	2,471,116	2,493,484
Outstanding options weighted average remaining contractual life	6 months 29 days	1 year 6 months 29 days
Outstanding options weighted average exercise price in Euro	€ 77.02	€ 77.02
Exercisable number of options | Options	2,471,116	2,493,484
Exercisable options weighted average exercise price in Euro	€ 77.02	€ 77.02
75.01-80.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	75.01	75.01
75.01-80.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 80.00	€ 80.00